Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Financial Services Portfolio - VIP Financial Services Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	33.74%
Annual Return 2014	10.75%
Annual Return 2015	(3.68%)
Annual Return 2016	18.51%
Annual Return 2017	21.18%
Annual Return 2018	(15.82%)
Annual Return 2019	34.28%
Annual Return 2020	0.63%
Annual Return 2021	33.14%
Annual Return 2022	(8.37%)